OFF-BALANCE SHEET RISK AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of the contract amount of the exposure to off-balance sheet credit risk

A summary of the contract amount of the Company’s exposure to off-balance sheet credit risk as of December 31, 2016 is as follows:

Financial instruments whose contract represents credit risk

December 31, 2016
Dollars in thousands
Undisbursed lines of credit	$49,853
Letters of credit	697
$50,550